Liquidity and Capital Resources and Going Concern (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 11, 2022	Feb. 28, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Going concern			1 year
Going concern period			1 year
Accumulated deficit			$ 3,476.6
Shares authorized (in Shares)			1,690,000,000
Purchase amount			$ 267.0
Total commitment			171.4
Cash received			150.4
Exercised percentage		20.00%
Gross proceeds		$ 18.0
Net of original issuance discount and transaction costs		$ 16.2
Minimum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Agreed to shares issue			$ 38.4
Total authorized shares (in Shares)			900,000,000	825,000,000
Maximum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Agreed to shares issue			$ 58.4
Total authorized shares (in Shares)			1,775,000,000	900,000,000
Class A Common Stock [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Commitment amount	$ 200.0
Agreed to shares issue (in Shares)	789,016		127,949,403		167,280,677
Class A Common Stock [Member] | Minimum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Shares authorized (in Shares)			815,000,000
Purchase Agreement [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Commitment amount	$ 350.0